2. Loans: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Past Due Financing Receivables

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 16,447,739	$ 9,233,306	$ 17,290,149	$ 42,971,194
Real Estate Loans	902,437	304,578	1,225,805	2,432,820
Sales Finance Contracts	714,202	443,464	814,561	1,972,227
Total	$ 18,064,378	$ 9,981,348	$ 19,330,515	$ 47,376,241

December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 13,836,033	$ 8,073,384	$ 15,895,050	$ 37,804,467
Real Estate Loans	321,249	161,974	480,929	964,152
Sales Finance Contracts	498,374	346,930	584,919	1,430,223
Total	$ 14,655,656	$ 8,582,288	$ 16,960,898	$ 40,198,842